GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 3,030	$ 3,002
Additions	34	111
Acquisition accounting adjustments	(53)	(7)
Currency translation	206	(76)
Goodwill, ending balance	3,217	3,030
Americas
Goodwill [Roll Forward]
Goodwill, beginning balance	2,428	2,386
Additions	26	101
Acquisition accounting adjustments	(45)	(2)
Currency translation	165	(57)
Goodwill, ending balance	2,574	2,428
EMEA
Goodwill [Roll Forward]
Goodwill, beginning balance	385	393
Additions	1	10
Acquisition accounting adjustments	(6)	(5)
Currency translation	26	(13)
Goodwill, ending balance	406	385
APAC
Goodwill [Roll Forward]
Goodwill, beginning balance	217	223
Additions	7	0
Acquisition accounting adjustments	(2)	0
Currency translation	15	(6)
Goodwill, ending balance	$ 237	$ 217